Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Line Items]
Expected incremental borrowing rate	10.00%
Total payments terminate leases	$ 28,000
Cash paid for operating leases	103,000	$ 46,000
Operating leases cost	$ 105,000	$ 49,000